Supplement dated September 30, 2025
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP® - BlackRock Global Inflation-Protected Securities Fund	5/1/2025
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The portfolio manager information for BlackRock Financial Management, Inc. (BlackRock) under the heading “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: BlackRock Financial Management, Inc. (BlackRock)
Sub-Subadviser: BlackRock International Limited (BIL)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Russell Brownback	Managing Director of BlackRock	Co-Portfolio Manager	September 2025
Harrison Segall	Director of BlackRock	Co-Portfolio Manager	2024
Johan Sjogren	Managing Director of BlackRock	Co-Portfolio Manager	2024
The rest of the section remains the same.
The portfolio manager information for BlackRock under the heading “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: BlackRock Financial Management, Inc. (BlackRock)
Sub-Subadviser: BlackRock International Limited (BIL)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Russell Brownback	Managing Director of BlackRock	Co-Portfolio Manager	September 2025
Harrison Segall	Director of BlackRock	Co-Portfolio Manager	2024
Johan Sjogren	Managing Director of BlackRock	Co-Portfolio Manager	2024
Mr. Brownback joined BlackRock in 2009. He currently serves as Managing Director, and is Deputy Chief Investment Officer of Global Fixed Income, Head of Global Macro Positioning and a member of BlackRock’s Global Fixed Income Executive Committee. He began his investment career in 1992 and earned a B.A. in economics from Hobart College and an M.B.A. from the Kellogg Graduate School of Management at Northwestern University.
Mr. Segall joined BlackRock in 2008. He currently serves as Director, and is a portfolio manager within BlackRock’s Global Fixed Income Group. He began his investment career in 2008 and earned a B.S. in commerce, with a concentration in finance, from the University of Virginia.
Mr. Sjogren joined BlackRock in 2010. He currently serves as Managing Director, and is a senior portfolio manager for the Fundamental European Fixed Income team within BlackRock’s Fundamental Fixed Income Group. He began his investment career in 2008 and earned a degree in economics from the University of St Andrews.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7029-0001_(09/25)